Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation Of Income Tax Provision At Statutory Rate
A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2012	2011
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.36%	(0.06)%
Tax on foreign operations	(0.78)%	(1.27)%
State research and development credits	1.06%	1.11%
Other	(2.29)%	(3.07)%
Valuation allowance	(38.35)%	(31.71)%
Effective tax rate	—	—

Significant Components Of Deferred Tax Assets
Significant components of the Company’s deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$25,721,000	$24,714,000
Research and development credits	1,054,000	1,019,000
Nonqualified stock option compensation expense	1,701,000	1,586,000
Other temporary book – tax differences	441,000	331,000
Total deferred tax assets	28,917,000	27,650,000
Valuation allowance for deferred tax assets	(28,917,000)	(27,650,000)
Net deferred tax assets	$—	$—